Share-based payments	12 Months Ended
Dec. 31, 2023
Share-based Payments
Share-based payments

10. Share-based payments

a)	Share-settled awards

The Group’s employee incentives include share settled awards in the form of stock, offering them the opportunity to purchase ordinary shares by exercising options (Stock Options – “SOPs”), receiving ordinary shares (Restricted Stock Units – “RSUs”) upon vesting, and receiving shares upon the achievement of market conditions and passage of time ("Awards").

The cost of the employee services received with respect to the SOPs and RSUs granted is recognized in the statement of profit or loss over the period that the employee provides services and according to the vesting conditions. The Group has also issued Awards in 2020 and 2021 that grant shares upon the achievement of market conditions related to the valuation of the Company, and also the passage of time for the Awards issued in 2021. RSUs incentive was implemented in 2020 and is the main incentive since then.

At the end of 2016, the subsidiary Nu Pagamentos transferred its SOP plan to its indirect parent company, Nu Holdings, which became the issuer of the SOPs to all its subsidiaries under the program. The strike price of the options was determined in R$ until the transfer of the plan to Nu Holdings and thereafter in US$, accompanying the functional currency of the issuer. The plan was initially approved by the Board of Directors of Nu Pagamentos in July 2013. On January 30, 2020, Nu Holdings approved its Omnibus Incentive Plan which included the issuance of RSUs.

SOPs and RSUs are issued as part of the performance cycle and as a signing bonus. Over time, SOPs and RSUs have been issued with different vesting periods. Once vested, the options can be exercised up to 10 years after the grant date.

The overall cost of the grants is calculated using the number of SOPs and RSUs expected to vest and their fair values at the date of the grant. The number of SOPs and RSUs expected to vest considers the likelihood that service conditions included in the terms of the awards will be met and it is based on historical and future prospective forfeiture. Failure to meet the vesting condition is treated as a forfeiture, resulting in a true-up for the costs and no further recognition of the expense.

The fair value of SOPs granted is determined based on a Black-Scholes option-pricing model. The Black-Scholes option-pricing model considers the exercise price of the option, the share price at the grant date, the expected term, the risk-free interest rate, the expected volatility of the share, and other relevant factors. The expected term of the SOPs is calculated based on the mid-point between the weighted-average time to vesting and the contractual maturity because the Group does not have significant historical post-vesting activity. The expected terms for SOPs with vesting periods of 4 and 5 years are 6.25 and 6.50 years, respectively.

The terms and conditions of the RSUs plans require the Group to withhold shares from the settlement to its employees to settle the employee’s tax obligation. Accordingly, the Group settles the transaction on a net basis by withholding the number of shares with a fair value equal to the monetary value of the employee’s tax obligation and issues the remaining shares to the employee on the vesting date. The employee’s tax obligation associated with the RSUs is calculated substantially based on the expected employee's personal tax rate and the fair value of the shares on the vesting date. In addition, for the countries where the Group is required to pay taxes and social security taxes over vested RSUs, the Group recognizes expenses related to corporate and social security taxes on the applicable awards, calculated mainly by applying the taxes rates to the fair value of the ordinary shares at the reporting dates, and presents them as "Share-based compensation" between "Customer support and operations", "General and administrative expenses" and "Marketing expenses" in the consolidated statements of profit or loss.

The fair value of the Awards was determined using a Monte Carlo simulation model. The Monte Carlo model considers the expected time until the market condition is satisfied, the share price at the grant date, the risk-free interest rate, the expected volatility of the share, and other relevant factors. The vesting period reflects the estimate of the length to when the Company reaches the valuation determined by the market condition and will not be subsequently revised. The expenses will be recorded during the vesting period irrespective of whether that market condition is satisfied.

The expected life of the SOPs was calculated as described above and is not necessarily indicative of exercise patterns that may occur. The expected volatility was calculated, up to 2018, based on hypothetical peer-leveraged volatility based on available data reflecting small-cap Brazilian companies through the iShares MSCI Brazil Small-Cap ETF ("EWZS”) due to available peers having short trading histories, and after 2019, on a leverage-adjusted peer-based volatility. The volatility reflects the assumption that the historical volatility over a period similar to the life of the stock options or to the Award over the expected time until the market condition is satisfied is indicative of future trends, which may not necessarily be the actual outcome.

Before the IPO date, the share price used as an input to the Black-Scholes and Monte Carlo models and for the RSUs was calculated using one or a combination of a discounted cash flow model ("CFM") and an option pricing model ("OPM") based substantially on the previous preferred share price transactions. The dividend was determined to be zero because the Company does not expect to pay it in the foreseeable future, and the holders of SOPs, RSUs and Awards do not have rights to dividends. The Company applied a discount for the lack of marketability, calculated based on a Finnerty Model, to the results of the models to reflect the lack of publicly or active market for selling the shares. After the IPO date, the fair value of RSUs granted is determined based on the publicly traded price.

There were no changes to the terms and conditions of the SOPs and RSUs after the grant date.

The changes in the number of SOPs and RSUs are as follows. WAEP is the weighted average exercise price and WAGDFV is the weighted average fair value at the grant date.

SOPs	2023	WAEP (US$)	2022	WAEP (US$)	2021	WAEP (US$)

Outstanding on January 1	101,276,327	0.72	143,889,439	0.55	42,515,821	1.58
Granted during the year	-	-	-	-	1,141,362	23.75
Exercised during the year	(39,100,504)	0.21	(37,095,966)	0.12	(18,822,551)	0.38
Forfeited during the year	(2,233,761)		(5,517,146)		(853,059)
Balances before 6-for-1 forward share split	59,942,062	1.04	101,276,327	0.72	23,981,573	3.01
Issuance of options due to 6-for-1 forward split	-		-		119,907,866
Outstanding on December 31	59,942,062	1.04	101,276,327	0.72	143,889,439	0.55
Exercisable on December 31	53,561,964	0.94	81,813,095	0.55	101,416,310	0.33

RSUs	2023	WAGDFV (US$)	2022	WAGDFV (US$)	2021	WAGDFV (US$)

Outstanding on January 1	72,401,895	5.46	80,924,937	4.82	5,294,454	10.47
Granted during the year	35,823,472	4.97	32,294,522	5.47	13,103,243	36.65
Vested during the year	(29,212,440)	4.45	(27,322,614)	3.64	(3,092,289)	15.06
Forfeited during the year	(12,500,866)		(13,494,950)		(1,817,919)
Balances before 6-for-1 forward share split	66,512,061	5.66	72,401,895	5.46	13,487,489	28.91
Issuance of RSUs due to 6-for-1 forward split	-		-		67,437,448
Outstanding on December 31	66,512,061	5.66	72,401,895	5.46	80,924,937	4.82

The following tables present the total amount of share-based compensation expense, and the provision for taxes as of December 31, 2023, 2022 and 2021.

	2023	2022 (i)	2021

SOP and RSU expenses and related corporate and social security taxes expenses	256,103	126,167	151,115
RSUs and SOPs grant - business combination	13,400	43,116	45,597
Awards expenses and related taxes	19,814	113,172	28,733
Fair value adjustment - hedge of corporate and social security taxes (note 19)	(33,703)	3,995	-
Total share-based compensation expenses (note 8)	255,614	286,450	225,445

Equity share-based compensation, net of shares withheld for employee taxes	160,309	201,991	139,025

(i) Prior to the contingent share award termination (see note 10b).

	2023	2022	2021
Liability provision for taxes presented as salaries, allowances and social security contributions	66,075	32,554	61,772

In 2022 and 2023, there were no SOPs granted. The following table presents additional information relating to the SOP characteristics and the valuation model:

	2023	2022	2021

Weighted average fair value of options granted during the year (US$)	-	-	2.58
Weighted average share fair value of options granted during the year (US$)	-	-	3.97
Exercise price of options granted during the year (US$)	-	-	3.98
Expected volatility in valuation of options granted during the year (%)	-	-	72.5 and 75.0
Risk–free interest rate p.y. in valuation of options granted during the year (%)	-	-	0.50
Weighted average share price at the date of exercise of options during the year (US$)	6.37	7.72	6.38
Weighted Average remaining contractual life of options outstanding at year-end	4.78	4.80	5.70

Range of exercise prices of options outstanding at year end (US$)
Zero to US$ 0.10	28.65%	45.07%	51.96%
US$ 0.11 to US$ 0.50	32.63%	28.20%	28.58%
US$ 0.51 to US$ 15.00	38.72%	26.73%	19.46%
Greater than US$ 15.01	-	-	-

Total cash to be received upon exercise of SOPs outstanding at year end
Vested	50,403	44,849	33,437
Unvested	12,125	28,169	46,146

The following table presents additional information related to the RSUs and Awards characteristics and the valuation model:

	2023	2022

Most relevant vesting periods for the grants outstanding
3 years	55.81%	53.52%
5 years	34.69%	39.95%
Weighted-Average awards vesting period	3.8 years	Up to 3.2 years

b)	Contingent Share Award (CSA) termination

On November 29, 2022, Mr. David Vélez, the Company's Chief Executive Officer, terminated the 2021 Contingent Share Award. As a result of the termination, the Company recorded expenses of US$355,573 due to the acceleration of the vesting. After such one-time recognition, the Company has not been recognizing accounts for any expense associated with the 2021 Contingent Share Award. Such termination did not impact The Company's cash flows and did not create any dilution for the Company's shareholders.

The 2021 Contingent Share Award was granted on November 22, 2021 and its main terms were: (i) issuance of a number of class A ordinary shares equal to 1% of the total number of ordinary shares in issue (on an as-converted, fully diluted basis) of the Company when the class A share price is equal to or greater than US$18.69 per share but less than US$35.30 per share; and (ii) issuance of a number of class A ordinary shares equal to 1% of the total number of ordinary shares in issue (on an as-converted, fully diluted basis) of the Company when the class A share price is equal to or greater than US$35.30 per share.

	2023	2022

Contingent share award termination	-	355,573